Schedule of maturity analysis of operating lease liabilities (Details) - USD ($)	Sep. 30, 2023	Mar. 31, 2023
Lease
Discount rate at commencement	3.65%
One year	$ 109,704
Two years
Total undiscounted cash flows	109,704
Total	108,996	$ 224,822
Imputed interest	$ 708